COMMITMENTS AND CONTINGENCIES - Summary of Minimum Future Lease Payments (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2022	$ 1,196
2023	3,198
2024	3,932
2025	4,282
2026 and thereafter	31,725
Lessee, Operating Lease, Liability, to be Paid, Total	$ 44,333